Advances from the Federal Home Loan Bank of New York (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Contractual Maturities of Advances from the FHLB NY

The contractual maturities of the Company’s fixed-rate advances from the FHLBNY at December 31, 2013 are as follows:

CONTRACTUAL MATURITIES OF ADVANCES FROM THE FHLBNY

Years Ended December 31,	Amount
2014	—
2015	—
2016	—
2017	—
2018	956
Thereafter	60,000

Total	$60,956